FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21576

Exact Name of registrant as                  Stock Dividend Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31/05

Date of reporting period:                    03/31/05





























Item 1.  Schedule of Investments

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS - 92.27%

Capital Goods - 5.97%
   Alcoa	                                536       $  16,289
   Paccar                                   215          15,564
                                                        -------
                                                         31,853
Consumer Discretionary - 19.06%
   Cendant                                  750          15,405
   Deluxe Corp                              445          17,738
   General Motors                           425          12,491
   H&R Block                                349          17,652
   May Dept Stores                          591          21,879
   Whirlpool                                245          16,594
                                                        -------
                                                        101,759
Consumer Staples - 12.78%
   Cadbury Schwepps                         453          18,437
   Altria                                   279          18,244
   Sara Lee                                 705          15,623
   Universal Corp                           348          15,928
                                                        -------
                                                         68,232
Energy - 7.78%
   Conoco Phillips                          194          20,921
   Marathon Oil                             453          21,255
                                                       --------
                                                         42,176
Financial - 20.26%
   Citigroup                                346          15,549
   Fannie Mae                               240          13,068
   J.P.Morgan                               431		   14,913
   First Horizon                            393          16,030
   Washington Mutual                        400          15,800
   North Fork Bank                          576          15,978
   St. Paul Travelers                       457          16,786
                                                        -------
                                                        108,124
Healthcare/Pharmaceutical - 6.30%
   Pfizer                                   640          16,813
   Merck                                    520          16,832
                                                        -------
                                                         33,645


- Continued -
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
MARCH 31, 2005


DESCRIPTION                                SHARES      MARKET VALUE
-----------                                ------      ------------

Utilities - 19.95%
   DTE Energy                               392      $   17,828
   NiSource Inc.                            755          17,206
   Progress Energy                          371          15,563
   Scottish Power                           548		   17,098
   Sempra Energy                            456		   18,167
   Texas Utilities                          262		   20,863
                                                        -------
                                                        106,725

  -------

Total Common Stocks  (cost $487,959)			  492,514


SHORT-TERM INVESTMENTS - 7.73%
   Cash Less Debits                    $41,250           41,250
                                                       --------

   Total short-term investments   (cost $41,250)         41,250
                                                       --------

Total investment securities - 100.00% (cost$529,209)    533,764

                                                       --------

Net assets - 100.00%                                $   533,764
                                                   ============

















THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
NOTES TO FINANCIAL STATEMENTS

Investment Transactions - Purchases and Sales of investment securities (excluding money market funds) for the three months ended March 31, 2005 were $100,938 and $791 respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $4,555, of which $24,990 related to unrealized appreciation of securities and ($20,435) related to unrealized depreciation of securities. The cost of investments at March 31, 2005 for Federal Income tax purposes was $487,959, excluding short term investments.


Item 2.  Controls and Procedures


a) Laura S. Adams is the President and Treasurer of the Fund and has concluded that the Registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant's internal control over financial reporting.
























Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    President

Date:  04/20/05






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  04/20/05